UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.48%

Aerospace & Defense 1.72%

L3 Technologies, Inc.	11,600	$1,993
Orbital ATK, Inc.	16,700	1,653
Raytheon Co.	16,300	2,530
United Technologies Corp.	20,600	2,451
Total		8,627

Airlines 0.86%

Delta Air Lines, Inc.	43,400	1,972
JetBlue Airways Corp.*	107,700	2,351
Total		4,323

Automobiles 0.78%

Ford Motor Co.	338,700	3,885

Banks 12.64%

Bank of America Corp.	554,500	12,942
Citigroup, Inc.	81,100	4,795
Citizens Financial Group, Inc.	274,700	10,084
JPMorgan Chase & Co.	221,300	19,253
KeyCorp	319,500	5,828
U.S. Bancorp	107,100	5,492
Wells Fargo & Co.	92,000	4,953
Total		63,347

Beverages 0.29%

Molson Coors Brewing Co. Class B	15,300	1,467

Building Products 0.78%

Johnson Controls International plc	94,500	3,928

Capital Markets 3.29%

Ameriprise Financial, Inc.	14,900	1,905
BlackRock, Inc.	8,300	3,192
Charles Schwab Corp. (The)	34,100	1,325
Invesco Ltd.	190,900	6,288
Lazard Ltd. Class A	56,700	2,434
Morgan Stanley	30,500	1,323
Total		16,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.16%

Celanese Corp. Series A	23,000	$2,002
Dow Chemical Co. (The)	70,200	4,409
Eastman Chemical Co.	55,400	4,418
Total		10,829

Communications Equipment 3.23%

Cisco Systems, Inc.	369,000	12,572
Juniper Networks, Inc.	120,600	3,626
Total		16,198

Consumer Finance 2.31%

Capital One Financial Corp.	49,700	3,995
Discover Financial Services	90,300	5,652
Synchrony Financial	68,900	1,915
Total		11,562

Diversified Consumer Services 0.77%

H&R Block, Inc.	155,600	3,857

Diversified Financial Services 2.11%

Berkshire Hathaway, Inc. Class B*	36,800	6,080
Voya Financial, Inc.	120,800	4,515
Total		10,595

Diversified Telecommunication Services 3.73%

AT&T, Inc.	307,400	12,182
Frontier Communications Corp.	1,088,200	2,046
Verizon Communications, Inc.	97,400	4,472
Total		18,700

Electric: Utilities 3.60%

Eversource Energy	36,000	2,138
NextEra Energy, Inc.	12,100	1,616
PG&E Corp.	130,800	8,770
PPL Corp.	145,100	5,530
Total		18,054

Electrical Equipment 0.45%

Hubbell, Inc.	19,800	2,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Energy Equipment & Services 1.71%

Rowan Cos., plc Class A*	183,000	$2,575
Schlumberger Ltd.	82,200	5,967
Total		8,542

Equity Real Estate Investment Trusts 4.21%

AvalonBay Communities, Inc.	32,800	6,227
Duke Realty Corp.	87,900	2,437
GGP, Inc.	121,100	2,617
Regency Centers Corp.	14,600	922
UDR, Inc.	34,400	1,285
Ventas, Inc.	40,900	2,618
Vornado Realty Trust	51,800	4,985
Total		21,091

Food & Staples Retailing 1.82%

Wal-Mart Stores, Inc.	50,900	3,827
Walgreens Boots Alliance, Inc.	61,200	5,296
Total		9,123

Food Products 2.02%

Archer-Daniels-Midland Co.	84,900	3,884
Kraft Heinz Co. (The)	18,800	1,699
Tyson Foods, Inc. Class A	70,800	4,550
Total		10,133

Health Care Equipment & Supplies 1.61%

Abbott Laboratories	95,500	4,168
Medtronic plc (Ireland)(a)	47,200	3,922
Total		8,090

Health Care Providers & Services 1.87%

Anthem, Inc.	9,000	1,601
Cardinal Health, Inc.	54,900	3,985
Centene Corp.*	32,000	2,381
UnitedHealth Group, Inc.	8,000	1,399
Total		9,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.20%

Aramark	27,500	$1,004

Household Durables 0.37%

Whirlpool Corp.	10,000	1,857

Household Products 2.52%

Kimberly-Clark Corp.	24,700	3,205
Procter & Gamble Co. (The)	108,100	9,440
Total		12,645

Independent Power and Renewable Electricity Producer 0.37%

AES Corp.	162,900	1,842

Industrial Conglomerates 2.30%

General Electric Co.	397,498	11,524

Information Technology Services 1.40%

Fidelity National Information Services, Inc.	24,100	2,029
International Business Machines Corp.	24,650	3,951
Leidos Holdings, Inc.	19,900	1,048
Total		7,028

Insurance 6.20%

Allstate Corp. (The)	104,600	8,503
Arch Capital Group Ltd.*	35,700	3,462
Chubb Ltd. (Switzerland)(a)	33,200	4,557
Hartford Financial Services Group, Inc. (The)	48,000	2,321
Principal Financial Group, Inc.	71,100	4,631
Prudential Financial, Inc.	71,000	7,599
Total		31,073

Life Sciences Tools & Services 0.86%

Thermo Fisher Scientific, Inc.	26,200	4,332

Machinery 0.89%

Caterpillar, Inc.	43,400	4,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Media 0.35%

Regal Entertainment Group Class A	78,700	$1,737

Metals & Mining 0.51%

Newmont Mining Corp.	30,700	1,038
Steel Dynamics, Inc.	42,100	1,521
Total		2,559

Multi-Line Retail 1.09%

Target Corp.	98,100	5,479

Multi-Utilities 1.84%

Dominion Resources, Inc.	30,700	2,377
SCANA Corp.	21,200	1,406
Sempra Energy	47,900	5,414
Total		9,197

Oil, Gas & Consumable Fuels 10.10%

Anadarko Petroleum Corp.	44,200	2,520
Chevron Corp.	166,800	17,798
ConocoPhillips	141,200	6,765
Devon Energy Corp.	117,200	4,628
Exxon Mobil Corp.	133,900	10,933
Kinder Morgan, Inc.	130,100	2,684
Valero Energy Corp.	81,900	5,291
Total		50,619

Pharmaceuticals 7.10%

Johnson & Johnson	107,200	13,236
Mallinckrodt plc*	19,300	906
Merck & Co., Inc.	104,400	6,507
Pfizer, Inc.	440,000	14,925
Total		35,574

Road & Rail 2.32%

CSX Corp.	49,100	2,496
Kansas City Southern	63,000	5,675
Union Pacific Corp.	30,800	3,448
Total		11,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.03%

Applied Materials, Inc.	100,300	$4,073
Intel Corp.	159,100	5,751
Micron Technology, Inc.*	58,500	1,619
ON Semiconductor Corp.*	140,100	1,987
QUALCOMM, Inc.	126,200	6,782
Total		20,212

Software 0.77%

Oracle Corp.	36,700	1,650
Symantec Corp.	69,200	2,189
Total		3,839

Specialty Retail 0.97%

Best Buy Co., Inc.	44,200	2,290
Dick’s Sporting Goods, Inc.	51,100	2,583
Total		4,873

Technology Hardware, Storage & Peripherals 1.24%

Apple, Inc.	13,600	1,954
NetApp, Inc.	107,000	4,264
Total		6,218

Tobacco 1.37%

Philip Morris International, Inc.	61,900	6,861

Trading Companies & Distributors 0.72%

Air Lease Corp.	94,000	3,585

Total Common Stocks (cost $480,323,726)		498,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.55%

Repurchase Agreement

Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $2,775,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $2,817,799; proceeds: $2,757,990 (cost $2,757,969)	$2,758	$2,758
Total Investments in Securities 100.03% (cost $483,081,695)		501,297
Liabilities in Excess of Other Assets(b) (0.03)%		(135)
Net Assets 100.00%		$501,162

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2017	16	Long	$1,904,400	$25,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$498,539	$—	$—	$498,539
Repurchase Agreement	—	2,758	—	2,758
Total	$498,539	$2,758	$—	$501,297
Other Financial Instruments
Futures Contracts
Assets	$25	$—	$—	$25
Liabilities	—	—	—	—
Total	$25	$—	$—	$25

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.54%

Aerospace & Defense 1.33%

L3 Technologies, Inc.	31,700	$5,445
Orbital ATK, Inc.	84,800	8,395
Total		13,840

Airlines 1.60%

American Airlines Group, Inc.	179,300	7,642
JetBlue Airways Corp.*	412,000	8,994
Total		16,636

Banks 6.56%

CIT Group, Inc.	134,300	6,220
Citizens Financial Group, Inc.	537,000	19,713
Fifth Third Bancorp	419,700	10,253
KeyCorp	834,800	15,227
M&T Bank Corp.	109,500	17,017
Total		68,430

Beverages 0.60%

Molson Coors Brewing Co. Class B	64,900	6,223

Building Products 1.32%

Johnson Controls International plc	331,400	13,776

Capital Markets 2.68%

Ameriprise Financial, Inc.	61,300	7,837
Invesco Ltd.	610,100	20,097
Total		27,934

Chemicals 3.33%

Celanese Corp. Series A	127,000	11,054
Eastman Chemical Co.	112,100	8,940
Huntsman Corp.	593,288	14,696
Total		34,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.37%

KAR Auction Services, Inc.	263,800	$11,507
Pitney Bowes, Inc.	206,300	2,742
Total		14,249

Communications Equipment 1.54%

Juniper Networks, Inc.	373,400	11,228
Motorola Solutions, Inc.	55,700	4,789
Total		16,017

Consumer Finance 1.14%

Synchrony Financial	429,400	11,937

Containers & Packaging 1.14%

Bemis Co., Inc.	89,800	4,035
International Paper Co.	63,000	3,400
WestRock Co.	84,100	4,504
Total		11,939

Diversified Telecommunication Services 0.72%

CenturyLink, Inc.	168,500	4,326
Frontier Communications Corp.	1,699,100	3,194
Total		7,520

Electric: Utilities 4.64%

Alliant Energy Corp.	219,300	8,623
Edison International	165,400	13,227
Eversource Energy	80,200	4,764
FirstEnergy Corp.	166,900	4,997
Great Plains Energy, Inc.	91,200	2,698
Pinnacle West Capital Corp.	110,800	9,428
Xcel Energy, Inc.	102,800	4,631
Total		48,368

Electrical Equipment 0.91%

Hubbell, Inc.	83,700	9,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.42%

Jabil Circuit, Inc.	152,600	$4,428

Energy Equipment & Services 2.33%

Baker Hughes, Inc.	54,400	3,230
National Oilwell Varco, Inc.	204,800	7,162
Rowan Cos., plc Class A*	629,700	8,860
Superior Energy Services, Inc.*	414,000	5,001
Total		24,253

Equity Real Estate Investment Trusts 13.91%

American Homes 4 Rent Class A	222,100	5,119
AvalonBay Communities, Inc.	42,400	8,049
Duke Realty Corp.	129,800	3,599
GGP, Inc.	468,500	10,124
HCP, Inc.	120,900	3,790
Kimco Realty Corp.	422,700	8,577
Mid-America Apartment Communities, Inc.	96,900	9,614
Prologis, Inc.	316,200	17,205
Realty Income Corp.	61,800	3,606
Regency Centers Corp.	100,400	6,343
SL Green Realty Corp.	124,000	13,011
Starwood Property Trust, Inc.	305,900	6,941
UDR, Inc.	359,700	13,431
Uniti Group, Inc.	255,298	7,011
Ventas, Inc.	223,300	14,294
Vornado Realty Trust	148,400	14,282
Total		144,996

Food Products 2.92%

Bunge Ltd.	112,000	8,851
Pilgrim’s Pride Corp.	101,500	2,635
Pinnacle Foods, Inc.	132,200	7,688
Tyson Foods, Inc. Class A	174,700	11,226
Total		30,400

Gas Utilities 0.45%

Atmos Energy Corp.	57,500	4,659

Health Care Equipment & Supplies 0.50%

Zimmer Biomet Holdings, Inc.	43,800	5,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Health Care Providers & Services 2.58%

Centene Corp.*	32,800	$2,441
Cigna Corp.	44,000	6,880
Quest Diagnostics, Inc.	115,300	12,165
Universal Health Services, Inc. Class B	45,000	5,434
Total		26,920

Hotels, Restaurants & Leisure 3.17%

Aramark	85,600	3,126
MGM Resorts International	259,500	7,969
Royal Caribbean Cruises Ltd.	152,200	16,224
Wynn Resorts Ltd.	46,700	5,745
Total		33,064

Household Durables 0.94%

DR Horton, Inc.	145,900	4,798
Toll Brothers, Inc.	139,200	5,010
Total		9,808

Independent Power and Renewable Electricity Producer 1.10%

AES Corp.	1,017,500	11,508

Information Technology Services 1.33%

Fidelity National Information Services, Inc.	41,100	3,460
Leidos Holdings, Inc.	198,600	10,458
Total		13,918

Insurance 8.51%

Arch Capital Group Ltd.*	32,000	3,103
Arthur J Gallagher & Co.	76,500	4,269
Everest Re Group Ltd.	50,300	12,661
Hartford Financial Services Group, Inc. (The)	281,600	13,618
Principal Financial Group, Inc.	234,700	15,286
Progressive Corp. (The)	397,800	15,801
Validus Holdings Ltd.	62,500	3,455
XL Group Ltd.	490,100	20,511
Total		88,704

Life Sciences Tools & Services 0.51%

PerkinElmer, Inc.	89,600	5,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Machinery 4.32%

Cummins, Inc.	103,600	$15,637
Dover Corp.	153,100	12,077
Pentair plc (United Kingdom)(a)	131,200	8,464
Stanley Black & Decker, Inc.	64,800	8,822
Total		45,000

Media 0.76%

Regal Entertainment Group Class A	361,200	7,972

Metals & Mining 1.53%

Newmont Mining Corp.	223,900	7,570
Steel Dynamics, Inc.	233,000	8,421
Total		15,991

Multi-Line Retail 0.78%

Kohl’s Corp.	66,700	2,603
Macy’s, Inc.	189,200	5,529
Total		8,132

Multi-Utilities 5.04%

Consolidated Edison, Inc.	139,000	11,020
Public Service Enterprise Group, Inc.	303,900	13,387
SCANA Corp.	177,746	11,786
Sempra Energy	144,900	16,377
Total		52,570

Oil, Gas & Consumable Fuels 6.33%

Cheniere Energy, Inc.*	93,600	4,245
Cimarex Energy Co.	97,200	11,341
Continental Resources, Inc.*	116,700	4,949
EQT Corp.	95,100	5,529
Hess Corp.	189,100	9,234
Marathon Oil Corp.	573,400	8,527
Marathon Petroleum Corp.	197,800	10,076
Pioneer Natural Resources Co.	50,600	8,753
Range Resources Corp.	125,300	3,319
Total		65,973

Pharmaceuticals 0.92%

Mallinckrodt plc*	203,400	9,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Shares	Fair Value (000)
Real Estate Management & Development 0.32%

Realogy Holdings Corp.	109,000	$3,330

Road & Rail 1.39%

Genesee & Wyoming, Inc. Class A*	41,500	2,812
Kansas City Southern	130,000	11,709
Total		14,521

Semiconductors & Semiconductor Equipment 3.93%

Lam Research Corp.	75,300	10,907
Marvell Technology Group Ltd.	574,800	8,633
Micron Technology, Inc.*	304,900	8,437
ON Semiconductor Corp.*	917,700	13,013
Total		40,990

Software 0.87%

CA, Inc.	190,700	6,261
Symantec Corp.	89,700	2,837
Total		9,098

Specialty Retail 2.94%

Best Buy Co., Inc.	182,700	9,466
Dick’s Sporting Goods, Inc.	160,800	8,128
Foot Locker, Inc.	45,900	3,550
Murphy USA, Inc.*	41,100	2,859
Penske Automotive Group, Inc.	139,500	6,656
Total		30,659

Technology Hardware, Storage & Peripherals 1.70%

NetApp, Inc.	274,800	10,951
Western Digital Corp.	76,300	6,796
Total		17,747

Trading Companies & Distributors 1.16%

Air Lease Corp.	257,800	9,832
United Rentals, Inc.*	21,000	2,303
Total		12,135

Total Common Stocks (cost $1,008,237,662)		1,037,912

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement

Repurchase Agreement dated 4/28/2017, 0.09% due 5/1/2017 with Fixed Income Clearing Corp. collateralized by $3,620,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $3,675,831; proceeds: $3,603,454 (cost $3,603,427)	$3,603	$3,603
Total Investments in Securities 99.88% (cost $1,011,841,089)		1,041,515
Other Assets in Excess of Liabilities(b) 0.12%		1,208
Net Assets 100.00%		$1,042,723

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2017:
Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2017	35	Long	$4,165,875	$51,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,037,912	$—	$—	$1,037,912
Repurchase Agreement	—	3,603	—	3,603
Total	$1,037,912	$3,603	$—	$1,041,515
Other Financial Instruments
Futures Contracts
Assets	$51	$—	$—	$51
Liabilities	—	—	—	—
Total	$51	$—	$—	$51

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$486,976,400	$1,025,562,955
Gross unrealized gain	34,455,898	70,332,730
Gross unrealized loss	(20,135,041)	(54,380,544)
Net unrealized security gain	$14,320,857	$15,952,186

The difference between book-basis and tax basis unrealized gains (losses) is attributable to wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2017 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2017, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of $25,104 and $51,139, respectively, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 28, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 28, 2017